State Street Federal Treasury Plus Money Market Fund Annual Fund Operating Expenses - State Street Federal Treasury Plus Money Market Fund	Sep. 04, 2026
Preferred Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%	[1]
Component2 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.12%
Capital Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%	[1]
Component2 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.18%
Agency Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.05%	[1]
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.25%
Advisory Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.15%	[1]
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.35%
Advantage Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.44%

[1]	Other Expenses for each of the Preferred Class, Capital Class, Agency Class, and Advisory Class shares are based on estimates for the current fiscal year.